Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Oil and Gas Property, Full Cost Method, Net [Abstract]
Oil and Gas Property, Full Cost Method, Gross	$ 1,075,938	$ 755,001
Furniture and Fixtures, Gross	8,744	6,421
Property, Plant and Equipment, Gross	1,084,682	761,422
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(248,313)	(212,226)
Property, Plant and Equipment, Net	836,369	549,196
[UnProvedMember] | [CurrentYearMember]
Oil and Gas Property, Full Cost Method, Net [Abstract]
Oil and Gas Property, Full Cost Method, Gross	146,777	0
[UnProvedMember] | [OneYearPriorMember]
Oil and Gas Property, Full Cost Method, Net [Abstract]
Oil and Gas Property, Full Cost Method, Gross	114,274	138,912
[UnProvedMember] | [TwoYearPriorMember]
Oil and Gas Property, Full Cost Method, Net [Abstract]
Oil and Gas Property, Full Cost Method, Gross	44,095	47,208
[UnProvedMember] | [ThreeYearsAndPriorMember]
Oil and Gas Property, Full Cost Method, Net [Abstract]
Oil and Gas Property, Full Cost Method, Gross	54,432	72,214
[ProvedMember]
Oil and Gas Property, Full Cost Method, Net [Abstract]
Oil and Gas Property, Full Cost Method, Gross	$ 716,360	$ 496,667